As filed with the Securities and Exchange Commission on November 27, 2013.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02273

TRANSAMERICA INCOME SHARES, INC.

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2013 – September 30, 2013

Item 1: Report(s) to Shareholders.

The Semi-Annual Report is attached.

TRANSAMERICA INCOME SHARES, INC.

Semi-Annual Report

September 30, 2013

Transamerica Income Shares, Inc.

UNDERSTANDING YOUR FUND’S EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur ongoing costs, including management and advisory fees, distribution and service fees, and other fund expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at April 1, 2013, and held for the entire period until September 30, 2013.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would have been higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the directors and their counsel, extraordinary expenses and interest expense.

		Actual Expenses(A)		Hypothetical Expenses(B)
Fund Name	Beginning Account Value	Ending Account Value	Expenses Paid During Period(C)	Ending Account Value	Expenses Paid During Period(C)	Annualized Expense Ratio
Transamerica Income Shares, Inc.	$1,000.00	$1,002.40	$3.56	$1,021.51	$3.60	0.71%

(A)	Based on net asset value return.

(B)	5% return per year before expenses.

(C)	Expenses are calculated using the fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At September 30, 2013

(the following chart summarizes the Schedule of Investments of the fund by asset type)

(unaudited)

Asset Type	% of Net Assets
Corporate Debt Securities	66.9%
Mortgage-Backed Securities	9.8
Securities Lending Collateral	9.1
Asset-Backed Securities	7.2
U.S. Government Obligations	4.6
Foreign Government Obligations	2.5
Repurchase Agreement	2.2
Preferred Stocks	1.9
Municipal Government Obligations	1.4
Preferred Corporate Debt Security	1.4
Convertible Bond	0.6
Convertible Preferred Stocks	0.5
U.S. Government Agency Obligation	0.2
Other Assets and Liabilities - Net	(8.3)
Total	100.0%

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At September 30, 2013

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 4.6%
U.S. Treasury Inflation Indexed Bond
2.50%, 01/15/2029	$ 979,200	$ 1,203,575
U.S. Treasury Note
1.38%, 07/31/2018	2,175,000	2,178,908
1.75%, 05/15/2022	2,560,000	2,424,599
2.00%, 02/15/2023	890,000	847,656

Total U.S. Government Obligations (cost $6,513,605)		6,654,738

U.S. GOVERNMENT AGENCY OBLIGATION - 0.2%
Freddie Mac STRIPS, IO
5.00%, 08/01/2035	1,346,094	216,987

Total U.S. Government Agency Obligation (cost $577,641)		216,987

FOREIGN GOVERNMENT OBLIGATIONS - 2.5%
Canada Housing Trust No. 1
3.15%, 06/15/2015	CAD 1,500,000	1,502,607
Mexican Bonos
7.00%, 06/19/2014	MXN 12,000,000	937,702
7.25%, 12/15/2016	14,000,000	1,161,042

Total Foreign Government Obligations (cost $3,463,211)		3,601,351

MORTGAGE-BACKED SECURITIES - 9.8%
7 WTC Depositor LLC Trust
Series 2012-7WTC, Class A
4.08%, 03/13/2031 - 144A	$ 313,609	327,255
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A (A)	1,037,504	1,040,603
Banc of America Funding Corp.
Series 2007-3, Class TA2
0.36%, 04/25/2037 (A)	923,103	580,190
BCAP LLC Trust
Series 2009-RR10, Class 2A1
2.78%, 08/26/2035 - 144A (A)	359,156	357,490
Series 2009-RR14, Class 1A1
6.07%, 05/26/2037 - 144A (A)	427,089	448,616
Series 2009-RR6, Class 2A1
2.71%, 08/26/2035 - 144A (A)	554,553	516,079
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A (A)	447,918	466,424
Countrywide Alternative Loan Trust
Series 2004-3T1, Class A3
5.00%, 05/25/2034	396,907	411,943
Series 2006-OC1, Class 2A3A
0.50%, 03/25/2036 (A)	1,471,003	1,024,115
Credit Suisse Mortgage Capital Certificates
Series 2010-18R, Class 1A11
3.75%, 08/26/2035 - 144A (A)	227,990	227,570
Impac CMB Trust
Series 2007-A, Class A
0.43%, 05/25/2037 (A)	659,459	649,317
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
2.70%, 12/26/2037 - 144A (A)	253,711	255,279

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Jefferies & Co., Inc. (continued)
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	$ 186,367	$ 196,438
Series 2009-R7, Class 12A1
2.62%, 08/26/2036 - 144A (A)	172,836	170,245
Series 2009-R7, Class 1A1
2.44%, 02/26/2036 - 144A (A)	434,877	431,582
Series 2009-R7, Class 4A1
2.62%, 09/26/2034 - 144A (A)	302,873	296,684
Series 2009-R9, Class 1A1
2.40%, 08/26/2046 - 144A (A)	399,492	406,788
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD11, Class ASB
6.00%, 06/15/2049 (A)	460,372	494,763
Series 2013-ALC, Class B
3.03%, 07/17/2026 - 144A (A)	710,000	710,099
JPMorgan Re-REMIC
Series 2009-7, Class 8A1
5.31%, 01/27/2047 - 144A (A)	239,932	242,003
LB Commercial Mortgage Trust
Series 2007-C3, Class A1A
6.04%, 07/15/2044 (A)	520,376	581,753
LSTAR Commercial Mortgage Trust
Series 2011-1, Class A
3.91%, 06/25/2043 - 144A	155,393	158,547
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A
5.99%, 08/15/2045 - 144A (A)	950,000	1,056,011
Series 2010-R4, Class 3A
5.50%, 08/26/2047 - 144A	518,139	524,933
ORES NPL LLC
Series 2012-LV1, Class A
4.00%, 09/25/2044 - 144A	97,819	97,829
RALI Trust
Series 2006-QO2, Class A1
0.40%, 02/25/2046 (A)	156,094	67,603
RREF LLC
Series 2013-LT2, Class A
2.83%, 05/22/2028 - 144A	837,758	837,161
S2 Hospitality LLC
Series 2012-LV1, Class A
4.50%, 04/15/2025 - 144A	27,819	27,819
Spirit Master Funding LLC
Series 2007-1A, Class A
5.74%, 03/20/2025 - 144A	1,380,610	1,350,336
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
2.49%, 06/25/2033 (A)	91,806	92,222
Series 2003-L, Class 1A2
4.34%, 11/25/2033 (A)	81,572	81,846

Total Mortgage-Backed Securities (cost $13,442,332)		14,129,543

ASSET-BACKED SECURITIES - 7.2%
Bayview Opportunity Master Fund Trust IIB, LP Series 2013-4RPL, Class A
4.46%, 07/28/2018 - 144A (A)	520,525	520,230

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Countrywide Asset-Backed Certificates
Series 2006-6, Class 2A3
0.46%, 09/25/2036 (A)	$ 2,000,000	$ 1,537,178
Gazprom OAO Via GAZ Capital SA
8.13%, 07/31/2014 - 144A	940,000	993,862
GSAA Trust
Series 2006-1, Class A3
0.51%, 01/25/2036 (A)	1,111,675	753,780
GSAMP Trust
Series 2006-HE1, Class A2D
0.49%, 01/25/2036 (A)	1,230,000	1,084,757
HLSS Servicer Advance Receivables Backed Notes
Series 2012-T2, Class C1
3.22%, 10/15/2043 - 144A	232,000	232,302
Series 2013-T1, Class D1
2.49%, 01/15/2044 - 144A	850,000	851,105
Series 2013-T4, Class DT4
2.33%, 08/15/2044 - 144A	630,000	630,000
Series 2013-T6, Class DT6
2.23%, 09/15/2044 - 144A	405,000	405,000
HSBC Home Equity Loan Trust
Series 2006-3, Class A4
0.42%, 03/20/2036 (A)	804,000	773,540
Series 2007-2, Class M1
0.49%, 07/20/2036 (A)	100,000	87,816
Lehman XS Trust
Series 2005-8, Class 1A3
0.53%, 12/25/2035 (A)	1,296,977	811,616
Nationstar Mortgage Advance Receivable Trust
Series T1A, Class D1
2.24%, 06/20/2044 - 144A	130,000	129,968
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class A4
0.50%, 02/25/2036 (A)	730,339	678,715
Westgate Resorts LLC
Series 2013-1A, Class A
2.25%, 08/20/2025 - 144A	859,870	854,765

Total Asset-Backed Securities (cost $8,672,237)		10,344,634

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.4%
Rhode Island Economic Development Corp. (Revenue Bonds)
Insurer: AGM
6.00%, 11/01/2015 (B)	835,000	856,810
State of California (General Obligation Unlimited)
7.95%, 03/01/2036	1,035,000	1,195,560

Total Municipal Government Obligations (cost $1,871,163)		2,052,370

PREFERRED CORPORATE DEBT SECURITY - 1.4%
Insurance - 1.4%
ZFS Finance USA Trust II
6.45%, 12/15/2065 - 144A (A)	1,930,000	2,036,150

Total Preferred Corporate Debt Security (cost $1,621,752)		2,036,150

	Principal	Value
CORPORATE DEBT SECURITIES - 66.9%
Aerospace & Defense - 0.1%
Bombardier, Inc.
6.13%, 01/15/2023 - 144A	$ 130,000	$ 130,000
Airlines - 2.2%
America West Airlines Pass-Through Trust
8.06%, 07/02/2020	484,965	526,187
American Airlines Pass-Through Trust
4.00%, 07/15/2025 - 144A	695,000	651,562
Continental Airlines Pass-Through Trust
6.90%, 04/19/2022	667,735	683,560
7.46%, 04/01/2015	162,856	163,052
U.S. Airways Pass-Through Trust
3.95%, 11/15/2025	440,000	407,000
UAL Pass-Through Trust
10.40%, 11/01/2016	712,185	798,075
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015	BRL 1,200,000	538,194
Building Products - 0.9%
Owens Corning, Inc.
4.20%, 12/15/2022	$ 1,390,000	1,356,005
Capital Markets - 1.4%
Morgan Stanley
2.13%, 04/25/2018 (C)	740,000	721,239
5.75%, 01/25/2021	400,000	444,044
Prospect Capital Corp.
5.88%, 03/15/2023 (C)	805,000	776,885
Commercial Banks - 7.1%
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	1,212,000	1,569,807
BBVA Bancomer SA
6.50%, 03/10/2021 - 144A	800,000	832,000
CIT Group, Inc.
4.75%, 02/15/2015 - 144A (C)	310,000	320,850
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
11.00%, 06/30/2019 - 144A (A) (D)	1,095,000	1,423,500
FirstMerit Corp.
4.35%, 02/04/2023	475,000	468,978
ING Bank NV
5.80%, 09/25/2023 - 144A	925,000	934,246
Intesa Sanpaolo SpA
3.13%, 01/15/2016	1,070,000	1,068,448
Regions Bank
7.50%, 05/15/2018	1,115,000	1,311,368
Royal Bank of Scotland Group PLC
5.05%, 01/08/2015	500,000	518,448
UBS AG
7.63%, 08/17/2022	490,000	541,726
Wells Fargo & Co.
7.98%, 03/15/2018 (A) (D)	1,065,000	1,171,500
Commercial Services & Supplies - 0.7%
Hertz Corp.
5.88%, 10/15/2020	130,000	133,900
Steelcase, Inc.
6.38%, 02/15/2021	800,000	890,108

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Construction Materials - 0.6%
Cemex Finance LLC
9.50%, 12/14/2016 - 144A (C)	$ 231,000	$ 245,149
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A (C)	600,000	657,000
Consumer Finance - 1.9%
Ally Financial, Inc.
4.63%, 06/26/2015	650,000	671,117
SLM Corp., Series MTN
3.88%, 09/10/2015	350,000	357,000
Springleaf Finance Corp., Series MTN
6.50%, 09/15/2017	180,000	185,400
6.90%, 12/15/2017	1,430,000	1,494,350
Containers & Packaging - 0.7%
Exopack Holding Corp.
10.00%, 06/01/2018 (C)	720,000	759,600
Graphic Packaging International, Inc.
4.75%, 04/15/2021	140,000	135,800
Sealed Air Corp.
8.13%, 09/15/2019 - 144A	105,000	117,075
Diversified Financial Services - 3.8%
Citigroup, Inc.
5.95%, 01/30/2023 (A) (D)	1,070,000	997,775
General Electric Capital Corp.
7.13%, 06/15/2022 (A) (D)	700,000	761,250
ING US, Inc.
5.50%, 07/15/2022	470,000	505,974
Jefferies Group LLC
5.13%, 01/20/2023 (C)	440,000	443,455
JPMorgan Chase & Co.
5.15%, 05/01/2023 (A) (D)	700,000	612,500
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,110,000	1,253,262
Vesey Street Investment Trust I
4.40%, 09/01/2016 (E)	835,000	895,309
Diversified Telecommunication Services - 4.3%
CenturyLink, Inc.
5.80%, 03/15/2022	710,000	667,400
Frontier Communications Corp.
7.63%, 04/15/2024 (C)	710,000	710,000
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,365,000	1,411,211
Hughes Satellite Systems Corp.
6.50%, 06/15/2019	200,000	211,500
Level 3 Communications, Inc.
8.88%, 06/01/2019 (C)	85,000	90,950
Level 3 Financing, Inc.
8.13%, 07/01/2019	660,000	706,200
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,515,000	1,673,254
Verizon Communications, Inc.
1.78%, 09/15/2016 (A)	250,000	257,292
Wind Acquisition Finance SA
7.25%, 02/15/2018 - 144A	350,000	362,250
11.75%, 07/15/2017 - 144A	100,000	106,250
Electrical Equipment - 1.9%
Anixter, Inc.
5.95%, 03/01/2015 (C)	1,200,000	1,255,500

	Principal	Value
Electrical Equipment (continued)
Polypore International, Inc.
7.50%, 11/15/2017 (C)	$ 1,440,000	$ 1,526,400
Energy Equipment & Services - 2.3%
Enterprise Products Operating LLC
8.38%, 08/01/2066 (A)	600,000	662,250
NuStar Logistics, LP
8.15%, 04/15/2018	975,000	1,089,563
Seadrill, Ltd.
5.63%, 09/15/2017 - 144A	325,000	328,250
Transocean, Inc.
6.38%, 12/15/2021	490,000	544,668
Weatherford International, Ltd.
9.63%, 03/01/2019	545,000	686,158
Food & Staples Retailing - 0.5%
C&S Group Enterprises LLC
8.38%, 05/01/2017 - 144A (C)	614,000	655,445
Stater Bros Holdings, Inc.
7.38%, 11/15/2018	35,000	37,013
Food Products - 0.8%
Michael Foods Group, Inc.
9.75%, 07/15/2018	720,000	787,500
Post Holdings, Inc.
7.38%, 02/15/2022 (C)	305,000	320,631
Health Care Equipment & Supplies - 0.7%
Hologic, Inc.
6.25%, 08/01/2020	290,000	301,962
Mallinckrodt International Finance SA
3.50%, 04/15/2018 - 144A	680,000	669,078
Health Care Providers & Services - 0.8%
CHS/Community Health Systems, Inc.
7.13%, 07/15/2020	500,000	505,000
Express Scripts Holding Co.
4.75%, 11/15/2021	660,000	706,402
Hotels, Restaurants & Leisure - 1.5%
CityCenter Holdings LLC / CityCenter Finance Corp.
10.75%, 01/15/2017
(Cash Rate: 10.75%) (C) (F)	790,000	847,275
WMG Acquisition Corp.
6.00%, 01/15/2021 - 144A (C)	549,000	569,587
Wyndham Worldwide Corp.
2.50%, 03/01/2018	755,000	747,522
Household Durables - 1.1%
Beazer Homes USA, Inc.
6.63%, 04/15/2018	660,000	693,000
Brookfield Residential Properties, Inc.
6.50%, 12/15/2020 - 144A	365,000	366,825
Meritage Homes Corp.
4.50%, 03/01/2018	525,000	515,813
Household Products - 0.5%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/2020	780,000	782,925
Independent Power Producers & Energy Traders - 0.8%
NRG Energy, Inc.
7.88%, 05/15/2021 (C)	1,080,000	1,155,600
Insurance - 6.5%
American Financial Group, Inc.
9.88%, 06/15/2019 (C)	920,000	1,193,522

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Insurance (continued)
Chubb Corp.
6.38%, 03/29/2067 (A)	$ 879,000	$ 942,728
Fidelity National Financial, Inc.
6.60%, 05/15/2017 (C)	1,405,000	1,567,390
Hanover Insurance Group, Inc.
6.38%, 06/15/2021 (C)	865,000	947,845
Oil Insurance, Ltd.
3.23%, 11/29/2013 - 144A (A) (D)	675,000	607,509
Reinsurance Group of America, Inc.
6.75%, 12/15/2065 (A)	1,380,000	1,366,200
Sompo Japan Insurance, Inc.
5.33%, 03/28/2073 - 144A (A) (C)	1,250,000	1,221,280
Stone Street Trust
5.90%, 12/15/2015 - 144A	1,400,000	1,514,972
IT Services - 0.8%
Cardtronics, Inc.
8.25%, 09/01/2018	1,110,000	1,198,800
Marine - 0.7%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
8.88%, 04/01/2018 (C)	963,000	1,020,780
Media - 1.2%
Clear Channel Worldwide Holdings, Inc.
7.63%, 03/15/2020	695,000	716,950
Nara Cable Funding, Ltd.
8.88%, 12/01/2018 - 144A	600,000	633,000
Univision Communications, Inc.
7.88%, 11/01/2020 - 144A	350,000	382,813
Metals & Mining - 2.2%
Anglo American Capital PLC
9.38%, 04/08/2019 - 144A	555,000	694,851
FMG Resources August 2006 Pty, Ltd.
7.00%, 11/01/2015 - 144A (C)	90,000	92,700
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	1,075,000	1,100,920
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	700,000	908,375
Xstrata Finance Canada, Ltd.
5.80%, 11/15/2016 - 144A	325,000	355,036
Multi-Utilities - 1.0%
Black Hills Corp.
5.88%, 07/15/2020	700,000	772,130
9.00%, 05/15/2014	640,000	669,846
Oil, Gas & Consumable Fuels - 5.2%
Chesapeake Energy Corp.
6.50%, 08/15/2017	675,000	744,187
Energy Transfer Partners, LP
4.90%, 02/01/2024	590,000	599,564
Linn Energy LLC / Linn Energy Finance Corp.
6.75%, 11/01/2019 - 144A	695,000	655,038
Lukoil International Finance BV
3.42%, 04/24/2018 - 144A	525,000	521,719
6.38%, 11/05/2014 - 144A	600,000	632,760
Petrobras Global Finance BV
3.00%, 01/15/2019	650,000	611,273
Petrohawk Energy Corp.
7.25%, 08/15/2018	635,000	688,975

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A (C)	$ 571,000	$ 732,308
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 - 144A	925,000	1,079,937
Rosneft Finance SA
6.25%, 02/02/2015 - 144A	650,000	689,000
Rosneft Oil Co. via Rosneft International Finance, Ltd.
3.15%, 03/06/2017 - 144A	530,000	530,000
Paper & Forest Products - 1.1%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/2017 - 144A	315,000	338,231
Boise Cascade Co.
6.38%, 11/01/2020	480,000	496,800
Fibria Overseas Finance, Ltd.
6.75%, 03/03/2021 - 144A	755,000	805,585
Personal Products - 0.2%
Revlon Consumer Products Corp.
5.75%, 02/15/2021 - 144A	248,000	238,700
Pharmaceuticals - 0.3%
Actavis, Inc.
3.25%, 10/01/2022	465,000	435,943
Real Estate Investment Trusts - 2.0%
EPR Properties
7.75%, 07/15/2020	1,190,000	1,345,693
Kilroy Realty, LP
6.63%, 06/01/2020	1,320,000	1,495,437
Real Estate Management & Development - 0.5%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/2018 - 144A (C)	630,000	666,225
Road & Rail - 1.5%
Aviation Capital Group Corp.
4.63%, 01/31/2018 - 144A	530,000	527,010
7.13%, 10/15/2020 - 144A	1,500,000	1,635,825
Software - 0.7%
First Data Corp.
6.75%, 11/01/2020 - 144A	650,000	672,750
7.38%, 06/15/2019 - 144A	370,000	389,425
Specialty Retail - 1.2%
Claire’s Stores, Inc.
9.00%, 03/15/2019 - 144A	635,000	703,262
Michaels Stores, Inc.
11.38%, 11/01/2016 (C)	1,003,000	1,029,339
Textiles, Apparel & Luxury Goods - 0.2%
Jones Group, Inc. / Apparel Group Hold
6.88%, 03/15/2019	240,000	245,400
Tobacco - 0.5%
Lorillard Tobacco Co.
8.13%, 06/23/2019	575,000	697,166
Trading Companies & Distributors - 1.5%
International Lease Finance Corp.
6.25%, 05/15/2019	665,000	698,250
6.75%, 09/01/2016 - 144A	1,280,000	1,404,800
Wireless Telecommunication Services - 4.6%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	965,000	1,024,028
6.11%, 01/15/2020 - 144A	1,065,000	1,204,582

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

	Principal	Value
Wireless Telecommunication Services (continued)
MetroPCS Wireless, Inc.
6.63%, 04/01/2023 - 144A (C)	$ 525,000	$ 526,312
SBA Tower Trust
5.10%, 04/17/2017 - 144A	1,350,000	1,457,247
Sprint Communications, Inc.
9.00%, 11/15/2018 - 144A	700,000	820,750
WCP Wireless Site Funding / WCP Wireless Site RE Funding
6.83%, 11/15/2015 - 144A	1,430,000	1,518,903

Total Corporate Debt Securities (cost $90,580,408)		96,193,443

CONVERTIBLE BOND - 0.6%
Automobiles - 0.6%
Ford Motor Co.
Series 2012-D, Class A3
4.25%, 11/15/2016 (C)	430,000	849,519

Total Convertible Bond (cost $430,000)		849,519

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%
Multi-Utilities - 0.3%
Dominion Resources, Inc., 6.13% (C)	7,000	373,380
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co., 6.38% (C)	5,000	264,900

Total Convertible Preferred Stocks (cost $625,410)		638,280

PREFERRED STOCKS - 1.9%
Commercial Banks - 0.3%
CoBank ACB 144A, 6.25% (A)	4,530	443,940

	Shares	Value
Consumer Finance - 0.9%
Ally Financial, Inc. - Series A, 8.50% (A) (C)	44,800	$ 1,199,744
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. - 144A, 9.08%	852	1,048,669

Total Preferred Stocks (cost $2,410,661)		2,692,353

SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.17% (G)	13,001,638	13,001,638

Total Securities Lending Collateral (cost $13,001,638)		13,001,638

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% (G), dated 09/30/2013, to be repurchased at $3,174,106 on 10/01/2013. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 05/15/2040, and with a value of $3,241,225.	$3,174,105	3,174,105

Total Repurchase Agreement (cost $3,174,105)		3,174,105

Total Investment Securities (cost $146,384,163) (H)		155,585,111
Other Assets and Liabilities - Net		(11,865,674)

Net Assets		$143,719,437

NOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate note. Rate is listed as of September 30, 2013.
(B)	Illiquid. Total aggregate market value of illiquid securities is $856,810, or 0.60% of the fund’s net assets.
(C)	All or a portion of this security is on loan. The value of all securities on loan is $12,734,972. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	The security has a perpetual maturity. The date shown is the next call date.
(E)	Step bond - Coupon rate changes in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If a security makes cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Rate shown reflects the yield at September 30, 2013.
(H)	Aggregate cost for federal income tax purposes is $146,384,163. Aggregate gross unrealized appreciation and depreciation for all securities in which there is an excess of value over tax cost were $10,616,107 and $1,415,159, respectively. Net unrealized appreciation for tax purposes is $9,200,948.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2013

(unaudited)

DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities aggregated $57,945,861, or 40.32% of the fund’s net assets.
AGM	Assured Guaranty Municipal Corporation
IO	Interest Only
MTN	Medium Term Note
OAO	Otkrytoe Aktsionernoe Obschestvo (Russian: Open Joint Stock Corporation)
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
STRIPS	Separate Trading of Registered Interest and Principal of Securities

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso

VALUATION SUMMARY: (I)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
ASSETS
Investment Securities
U.S. Government Obligations	$—	$6,654,738	$—	$6,654,738
U.S. Government Agency Obligation	—	216,987	—	216,987
Foreign Government Obligations	—	3,601,351	—	3,601,351
Mortgage-Backed Securities	—	14,129,543	—	14,129,543
Asset-Backed Securities	—	10,344,634	—	10,344,634
Municipal Government Obligations	—	2,052,370	—	2,052,370
Preferred Corporate Debt Security	—	2,036,150	—	2,036,150
Corporate Debt Securities	—	96,193,443	—	96,193,443
Convertible Bond	—	849,519	—	849,519
Convertible Preferred Stocks	638,280	—	—	638,280
Preferred Stocks	1,199,744	1,492,609	—	2,692,353
Securities Lending Collateral	13,001,638	—	—	13,001,638
Repurchase Agreement	—	3,174,105	—	3,174,105
Total Investment Securities	$14,839,662	$140,745,449	$—	$155,585,111

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value at September 30, 2013
LIABILITIES
Other Liabilities (J)
Collateral for Securities on Loan	$(13,001,638)	$—	$—	$(13,001,638)
Due to Custodian	(14,975)	—	—	(14,975)
Total Other Liabilities	$(13,016,613)	$—	$—	$(13,016,613)

(I)	Transfers between levels are considered to have occurred at the end of the reporting period. As of the period ended September 30, 2013, securities with fair market value of $1,492,609 transferred from Level 1 to Level 2 due to unavailability of unadjusted quoted prices. See the notes to the financial statements for more information regarding pricing inputs and valuation techniques.
(J)	Certain assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

STATEMENT OF ASSETS AND LIABILITIES

At September 30, 2013

(unaudited)

Assets:
Investment securities, at value (cost: $143,210,058) (including securities loaned of $12,734,972)	$152,411,006
Repurchase agreement, at value (cost: $3,174,105)	3,174,105
Receivables:
Investment securities sold	6,221
Interest	1,795,680
Dividends	18,161
Securities lending income (net)	3,121
Prepaid expenses:
Director fees	37,084
Other	13,619

Total assets	157,458,997

Liabilities:
Due to custodian	14,975
Accounts payable and accrued liabilities:
Management and advisory fees	60,888
Administration fees	3,044
Transfer agent fees	1,426
Audit and tax fees	16,592
Custody fees	3,298
Legal fees	30,986
Printing and shareholder reports fees	8,746
Distributions to shareholders	584,486
Other	13,481
Collateral for securities on loan	13,001,638

Total liabilities	13,739,560

Net assets applicable to 6,318,771 capital shares outstanding, $1.00 par value (authorized 20,000,000 shares)	$143,719,437

Net assets consist of:
Paid-in capital	$140,831,347
Distributions in excess of net investment income	(1,447,125)
Undistributed (accumulated) net realized gain (loss)	(4,865,499)
Net unrealized appreciation (depreciation) on:
Investment securities	9,200,948
Translation of assets and liabilities denominated in foreign currencies	(234)

Net assets	$143,719,437

Net asset value per share	$22.74

STATEMENT OF OPERATIONS

For the period ended September 30, 2013

(unaudited)

Investment Income:
Dividend income	$112,369
Interest income (net of withholding taxes on foreign interest of $(417))	3,820,986
Securities lending income (net)	22,532

Total investment income	3,955,887

Expenses:
Management and advisory	365,143
Administration	18,257
Transfer agent	22,029
Director	13,767
Audit and tax	15,092
Custody	21,990
Legal	27,450
Printing and shareholder reports	14,990
Other	20,603

Total expenses	519,321

Net investment income (loss)	3,436,566

Net realized gain (loss) on transactions from:
Investment securities	1,361,151
Foreign currency transactions	(4,141)

Total realized gain (loss)	1,357,010

Net change in unrealized appreciation (depreciation) on:
Investment securities	(4,780,775)
Translation of assets and liabilities denominated in foreign currencies	(1,236)

Net change in unrealized appreciation (depreciation)	(4,782,011)

Net realized and change in unrealized gain (loss)	(3,425,001)

Net increase (decrease) in net assets resulting from operations	$11,565

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	September 30, 2013 (unaudited)	March 31, 2013
From operations:
Net investment income (loss)	$3,436,566	$7,703,085
Net realized gain (loss)	1,357,010	874,395
Net change in unrealized appreciation (depreciation)	(4,782,011)	6,311,922

Net increase (decrease) in net assets resulting from operations	11,565	14,889,402

Distributions to shareholders:
Net investment income	(3,554,310)	(8,088,027)

Total distributions to shareholders	(3,554,310)	(8,088,027)

Net increase (decrease) in net assets	(3,542,745)	6,801,375

Net assets:
Beginning of period/year	147,262,182	140,460,807

End of period/year	$143,719,437	$147,262,182

Distributions in excess of net investment income	$(1,447,125)	$(1,329,381)

FINANCIAL HIGHLIGHTS

For the period or years ended:

For a share outstanding throughout each period/year

	September 30, 2013 (unaudited)		March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010	March 31, 2009
Net asset value
Beginning of period/year	$23.31		$22.23	$22.46	$22.04	$17.84	$20.73

Investment operations
Net investment income (loss)(A)	0.54		1.22	1.37	1.47	1.50	1.17
Net realized and unrealized gain (loss)	(0.55)		1.14	(0.11)	0.63	4.25	(2.79)

Total investment operations	(0.01)		2.36	1.26	2.10	5.75	(1.62)

Distributions
Net investment income	(0.56)		(1.28)	(1.49)	(1.68)	(1.55)	(1.27)

Total distributions	(0.56)		(1.28)	(1.49)	(1.68)	(1.55)	(1.27)

Net asset value
End of period/year	$22.74		$23.31	$22.23	$22.46	$22.04	$17.84

Market value per share
End of period/year	$20.42		$21.62	$21.79	$21.08	$22.66	$16.60

Total net asset value return(B)	0.24	%(C)	10.74%	5.92%	10.00%	33.49%	(7.20)%

Total market price return(D)	(2.95	)%(C)	4.78%	10.62%	0.41%	47.50%	(3.24)%

Net assets end of period/year (000’s)	$143,719		$147,262	$140,461	$141,907	$139,241	$112,741

Ratio and supplemental data
Expenses to average net assets	0.71	%(E)	0.72%	0.78%	0.80%	0.71%	0.72%
Net investment income (loss) to average net assets	4.71	%(E)	5.36%	6.19%	6.61%	7.28%	6.13%
Portfolio turnover rate	17	%(C)	30%	33%	65%	131%	129%

The number of shares outstanding at the end of each period was 6,318,771.

(A)	Calculated based on average number of shares outstanding.

(B)	Total net asset value return is based on the change in current net asset value on the first day of each period/year reported and a sale at the current net asset value on the last day of each period/year reported, and assuming reinvestment of dividends and other distributions at the market prices on the payable dates. Total return based on net asset value is hypothetical as investors cannot purchase or sell Fund shares at the net asset value but only at market prices.

(C)	Not annualized.

(D)	Total market price return is based on the change in current market price on the first day of each period/year reported and a sale at the current market price on the last day of each period/year reported, taking into account dividends reinvested at market prices in accordance with the terms of the dividend reinvestment plan.

(E)	Annualized.

Note: Prior to April 1, 2010, the financial highlights were audited by another independent registered public accounting firm.

The notes to the financial statements are an integral part of this report.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS

At September 30, 2013

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

Transamerica Asset Management, Inc. (“TAM”) provides continuous and regular investment advisory services to the Fund. TAM acts as a manager of managers, providing advisory services that include, without limitation, the design and development of the Fund and its investment strategy and the ongoing review and evaluation of that investment strategy including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Fund employing a combination of quantitative and qualitative screens, research, analysis and due diligence; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending and implementing fund combinations and liquidations where it believes appropriate or advisable; regular supervision of the Fund’s investments; regular review of sub-adviser performance and holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; risk management oversight and analysis; design, development, implementation and regular monitoring of the valuation of Fund holdings; design, development, implementation and regular monitoring of the compliance process; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Fund’s Board of Directors; oversight of preparation of shareholder reports and other disclosure materials and filings; and oversight of other service providers to the Fund, such as the custodian, the transfer agent, the administrator, the distributor, the Fund’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations for the Fund; and ongoing cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment advisory services. Where TAM employs sub-advisers, the sub-advisers carry out and effectuate the investment strategy designed for the Fund by TAM and are responsible, subject to TAM’s and the Board of Directors oversight, for the day-to-day management of the Fund and for making decisions to buy, hold or sell a particular security.

Transamerica Fund Services, Inc. (“TFS”) provides supervisory and administrative services to the Fund. TFS’s supervisory and administrative services include performing certain administrative services for the Fund and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided for the Fund by State Street Bank and Trust Company (“State Street”), to whom TFS has outsourced the provision of certain services as described below; to the extent agreed upon by TFS and the Fund from time to time, shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of Fund investments; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Fund’s custodian and its dividend disbursing agent and monitoring their services to the Fund; assisting the Fund in preparing reports to shareholders; preparation of agendas and supporting documents for and minutes of meetings of Directors and committees of Directors; and preparation of regular communications with the Directors; and providing personnel and office space, telephones and other office equipment as necessary in order for TFS to perform supervisory and administrative services to the Fund. State Street performs back office services to support TFS, including furnishing financial and performance information about the Fund for inclusion in regulatory filings and Director and shareholder reports; preparing drafts of regulatory filings, Director materials, tax returns, expenses and budgeting; tax compliance testing; and maintaining books and records. TFS pays all expenses it incurs in connection with providing these services in the Amended and Restated Services Agreement with the exception of the costs of certain services specifically assumed by the Fund, as numerated within the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 1. (continued)

experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrowed.

Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio (“Navigator”), a money market mutual fund registered under the 1940 Act. The TAM family of mutual funds is a significant shareholder of the Navigator as of September 30, 2013. No individual fund has a significant holding in the Navigator.

By lending securities, the Fund seeks to increase its net investment income through the receipt of interest and fees.

Such income is reflected separately in the Statement of Operations. Income from loaned securities in the Statement of Operations is net of fees and rebates earned by the lending agent for its services. The value of loaned securities and related collateral outstanding at September 30, 2013 are shown in the Schedule of Investments on a gross basis and the Statement of Assets and Liabilities.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

The open repurchase agreements and related collateral at September 30, 2013 are listed in the Schedule of Investments on a gross basis.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country, or region.

Foreign taxes: The Fund may be subjected to taxes imposed by the countries in which they invest, with respect to its investments in issuers existing or operating in such countries. The Fund may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund accrues such taxes and recoveries as applicable when the related income or capital gains are earned, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: Throughout the period, the Fund may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the federal funds rate. Payables, if any, are reflected as Due to Custodian in the Statement of Assets and Liabilities. Expenses from cash overdrafts are included in Other in the Statement of Operations.

Treasury inflation-protected securities (“TIPS”): The Fund invests in TIPS, specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to Interest income in the Statement of Operations with a corresponding adjustment to cost.

Payment in-kind securities (“PIKs”): PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each payment date. Those additional debt securities usually have the same terms, including maturity dates and interest

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 1. (continued)

rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from unrealized appreciation or depreciation on investments to interest receivable in the Statement of Assets and Liabilities.

The PIKs at September 30, 2013 are listed in the Schedule of Investments.

Illiquid securities: The Fund may invest in illiquid securities. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The illiquid securities at September 30, 2013 are listed in the Schedule of Investments.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on a specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Dividend distributions: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. See “Automatic Reinvestment Plan” on page 19 for an opportunity to reinvest distributions in shares of the Fund’s common stock.

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The Fund’s Board of Directors has delegated the valuation functions on a day-to-day basis to TAM, subject to board oversight. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board of Directors. These policies and procedures are reviewed at least annually by the Board of Directors. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of fund investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Directors, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of securities. When the Fund uses fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 2. (continued)

Committee will choose the method that is believed to accurately reflect fair market value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines.

The availability of observable inputs may vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing and reviews of any market related activity.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common and preferred stocks): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2 or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the net asset value of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.

Repurchase Agreements: Repurchase agreements are traded on inactive markets or valued by reference to similar instruments and are generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 2. (continued)

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2013, is disclosed in the Valuation Summary of the Schedule of Investments.

NOTE 3. RELATED PARTY TRANSACTIONS

TAM, the Fund’s investment adviser, is directly owned by Western Reserve Life Assurance Co. of Ohio and AUSA Holding Company (“AUSA”), both of which are indirect, wholly-owned subsidiaries of Aegon NV. AUSA is wholly-owned by Aegon USA, LLC (“Aegon USA”), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. Aegon USA is owned by Aegon US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The Aegon Trust, which is owned by Aegon International B.V., which is owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Aegon USA Investment Management (“AUIM”) is both an affiliate and sub-adviser of the Fund.

TFS is the Fund’s administrator. TAM, AUIM, and TFS are affiliates of Aegon, NV.

Certain officers and directors of the Fund are also officers and/or directors of TAM, AUIM, and TFS. No interested director receives compensation from the Fund.

Investment advisory fees: The Fund pays management fees to TAM based on average daily net assets (“ANA”) at the following rate:

0.50% of ANA

TAM has agreed to voluntarily waive its advisory fee and will reimburse the Fund to the extent that operating expenses exceed the following stated limits of ANA:

First $30 million	1.50%
Over $30 million	1.00%

There were no fees waived during the period ended September 30, 2013.

Administrative Services: The Fund has entered into an agreement with TFS for financial and legal fund administration services. The Fund pays TFS an annual fee of 0.025% of ANA. The Legal fees on the Statement of Operations are fees paid to external legal counsel.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2013

(unaudited)

NOTE 4. INVESTMENT TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the period ended September 30, 2013 were as follows:

Purchases of securities:
Long-term	$18,206,371
U.S. Government	5,484,639

Proceeds from maturities and sales of securities:
Long-term	24,742,459
U.S. Government	1,478,671

NOTE 5. FEDERAL INCOME TAX MATTERS

The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s federal tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three fiscal years. Management has evaluated the Fund’s tax provisions taken or expected to be taken for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest and penalties expense in Other in the Statement of Operations. The Fund identifies its major tax jurisdictions as U.S. Federal, the state of Florida, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTE 6. ACCOUNTING PRONOUNCEMENT

In June 2013, The Financial Accounting Standards Board issued an update which sets forth a new approach for determining whether a public or private company qualifies as an Investment Company and requires certain additional disclosures. The adoption of this disclosure requirement is effective for financial statements interim and annual periods beginning on or after December 15, 2013. Management is currently evaluating the implication, if any, of the additional disclosure requirements and its impact on the Fund’s financial statements.

NOTE 7. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that no other material events or transactions would require recognition or disclosure in the Fund’s financial statements.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

INVESTMENT ADVISORY AND SUB-ADVSORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Directors of Transamerica Income Shares, Inc. (the “Board”) held on June 12-13, 2013, the Board reviewed and considered the renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between Transamerica Income Shares, Inc. (the “Fund”) and Transamerica Asset Management, Inc. (“TAM”). The Board also reviewed and considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Investment Advisory Agreement, the “Agreements”) for the Fund between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following their review and consideration, the Directors determined that the terms of the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable and that the renewal of each of the Agreements is in the best interests of the Fund and its shareholders. The Board, including the independent members of the Board (the “Independent Directors”), unanimously approved the renewal of each of the Agreements through June 30, 2014. In reaching their decision, the Directors requested and received from TAM and the Sub-Adviser such information as they deemed reasonably necessary to evaluate the Agreements, including, to the extent applicable, information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Directors also considered information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Fund, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance information, and fee, expense and profitability information prepared by TAM.

In their deliberations, the Independent Directors had the opportunity to meet privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Directors evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and/or their own business judgment, to be relevant. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or information that was controlling of their decisions, and each Director may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Fund in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Fund; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM and the Sub-Adviser; TAM’s management oversight process; and the professional qualifications of the portfolio management team of the Sub-Adviser. The Directors also noted recent changes in the Fund’s portfolio management team. The Directors noted that management intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

The Board also considered the continuous and regular investment advisory and other services provided by TAM for the portion of the management fee it retains after payment of the sub-advisory fee. The Board noted that the investment advisory services include the design and development of the Fund and the Fund’s investment strategy, TAM’s selection, ongoing oversight and monitoring of the Sub-Adviser, TAM’s daily supervision of the Fund’s investments and recommendations to change the Fund’s investment strategy or sub-adviser where it believes appropriate or advisable. The Board also noted that TAM provides services to all Transamerica mutual funds, including the Fund, in the form of oversight of the services provided by the funds’ administrator, custodian and transfer agent and supervision of the performance of recordkeeping, shareholder relations, regulatory reporting and compliance functions of the funds.

Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Fund’s operations, the competitive landscape of the investment company business and investor needs.

Investment Performance

The Board considered the short- and longer-term performance of the Fund in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Lipper, and (ii) the Fund’s benchmarks, in each case for various trailing periods ended December 31, 2012. The Board noted that the performance of the Fund was above the median for its peer universe for the past 1- , 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of the Fund was above its benchmark for the past 1-, 3-, 5- and 10-year periods. The Directors noted that the performance of the Fund had improved during 2012.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

INVESTMENT ADVISORY AND SUB-ADVSORY AGREEMENTS — CONTRACT RENEWAL (continued)

On the basis of this information and the Board’s assessment of the nature, extent and quality of the services to be provided or procured by TAM and the Sub-Adviser, the Board concluded that TAM and the Sub-Adviser are capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and that is competitive with other investment companies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Fund, including information provided by Lipper comparing the management fee and total expense ratio of the Fund to the management fees and total expense ratios of other investment companies in both a peer group and broader peer universe compiled by Lipper. The Board also considered the fees charged by the Sub-Adviser for sub-advisory services as well as the portion of the Fund’s management fee retained by TAM following payment of the sub-advisory fee.

The Board noted that the Fund’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of the Fund were above the medians for its peer group and peer universe.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of procuring fund management, administration and other services to the Fund by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Fund, as well as the allocation methodology used for calculating profitability.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into TAM’s profitability analysis for the Fund. As a result, the Board principally considered profitability information for TAM and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Fund was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale and whether there was the potential for realization of any further economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Fund benefited from these economies of scale. The Board considered the Fund’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale with the Fund through investments in maintaining and developing its capabilities and services. The Directors concluded that the Fund’s fee structure reflected economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser and whether the Fund has achieved economies of scale in the future.

Benefits to TAM, its Affiliates, and the Sub-Adviser from their Relationships with the Fund

The Board considered any other benefits derived by TAM, its affiliates and the Sub-Adviser from their relationships with the Fund. The Board noted that TAM does not realize soft dollar benefits from its relationship with the Fund and that TAM believes that any use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Fund.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

INVESTMENT ADVISORY AND SUB-ADVSORY AGREEMENTS — CONTRACT RENEWAL (continued)

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made a significant entrepreneurial commitment to the management and success of the Fund.

Conclusion

After consideration of the factors described above, as well as other factors, the Directors, including the Independent Directors, concluded that the renewal of the Investment Advisory Agreement and the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders and voted to approve the renewal of each Agreement.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

AUTOMATIC REINVESTMENT PLAN

Holders of 50 shares or more of the Fund’s common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan (the “Plan”). Under the Plan, Computershare, as Transfer Agent, automatically invests dividends and other distributions in shares of the Fund’s common stock by making purchases in the open market. Plan participants may also deposit cash in amounts between $25 and $2,500 with Computershare for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant’s account credited with, full and fractional shares.

The price at which Computershare is deemed to have acquired shares for a participant’s account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the “Optional Cash Only” feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in the “Optional Cash Only” feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

Computershare charges a service fee of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact Computershare:

Computershare

P.O. Box 43006

Providence, RI 02940-3006

Telephone: 800-454-9575

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

NOTICE OF PRIVACY POLICY

(unaudited)

At Transamerica Income Shares, Inc., protecting your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note: This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of Transamerica Income Shares, Inc. in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Fund’s proxy voting policies and procedures is available without charge upon request by calling 1-888-233-4339 (toll free) or can be located on the Securities and Exchange Commission (“SEC”) website http://www.sec.gov.

In addition, the Fund is required to file Form N-PX, with the complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. Form N-PX is available without charge from the Fund by calling 1-888-233-4339, and can also be located on the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Transamerica Income Shares, Inc.

RESULTS OF SHAREHOLDER PROXY

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following item:

At the annual meeting of shareholders held on July 11, 2013, the results of Proposal 1 were as follows:

Proposal 1: To elect four Directors to serve as Class I Directors for three year terms, and until their successors are duly elected and qualify.

Proposed Director	For	Against/Withheld	Abstentions	Broker Non-Votes
Leo J. Hill	$ 5,189,213.035	$ 162,530.052	—	—
Eugene M. Mannella	$ 5,186,113.313	$ 165,629.774	—	—
Patricia L. Sawyer	$ 5,193,376.629	$ 158,366.458	—	—
Alan F. Warrick	$ 5,187,546.947	$ 164,196.140	—	—

Transamerica Income Shares, Inc.	Semi-Annual Report 2013

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Investments.

(a)	The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (no change from annual report).

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11: Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1)	Not applicable.

	(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

	(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA INCOME SHARES, INC.
(Registrant)

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Swank
Thomas A. Swank
Chief Executive Officer
(Principal Executive Officer)

Date: November 27, 2013

By:	/s/ Elizabeth Strouse
Elizabeth Strouse
Principal Financial Officer

Date: November 27, 2013

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

12(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

12(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer